LOAN FROM RELATED PARTY (Tables)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
December 31
2014
$

Loans from related parties	1,300

	June 30	December 31
	2015	2014
	$	$

Loan from related party	416,350	1,300